FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
SCHEDULE OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of:
	June 30, 2022
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout liabilities	Earnout liabilities	—	—	13,775	13,775
Total liabilities		$—	$—	$13,775	$13,775

SCHEDULE OF FAIR VALUE INPUTS FOR SHARE-BASED COMPENSATION

The earnout liabilities are determined using the monte carlo model, a Level 3 valuation. The significant inputs to the earnout liabilities and private warrant valuations are as follows:

June 30, 2022
Earnout Liabilities
Trigger price	$12.50 to $15.00
Stock price	$5.90 to $8.66
Volatility	90%
Time to maturity	2 years
Risk-free rate	3%
Dividend yield	—

Agrico Acquisition Corp [Member]
SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022
Asset:
Marketable securities held in Trust Account	1	$146,651,498